STOCKHOLDERS EQUITY (Details Narrative) - USD ($)								12 Months Ended
	Apr. 04, 2024	Mar. 27, 2024	Oct. 03, 2023	May 05, 2023	Oct. 31, 2022	Jun. 08, 2021	Jan. 15, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2021
Preferred stock, shares authorized								10,000,000		10,000,000	10,000,000
Preferred stock, par value								$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized								100,000,000	100,000,000	100,000,000	100,000,000
Common stock par value								$ 0.001		$ 0.001	$ 0.001
Common stock, shares outstanding								94,572,767		88,512,767	94,572,767
Preferred stock, shares issued								0		0	0
Preferred stock, shares outstanding								0		0	0
Common stock issued for compensation management, shares									25,000	160,000
Common stock issued for compensation management									$ 37,500	$ 240,000
Issued shares of common stock									16,667	266,667
Common stock issued for compensation services, shares									25,000	145,856
Common stock issued for compensation services								$ 2,280,000	$ 58,250	$ 218,784
Removal of restriction on shares based on opinion of legal counsel								On March 11,2024, the Company’s board of directors approved and authorized the transfer agent to remove the restrictive legend on 5,000.000 shares of one stockholder based on legal opinion from attorney
Common stock issued for settlement of debts, shares										179,144
Common stock issued for settlement of debts										$ 179,144
Common stock issued for compensation management, shares									25,000
Common stock issued for compensation management									$ 37,500
Subscription Agreement One [Member]
Share price						$ 1.50
Issued shares of common stock						6,667
Common stock issued for cash						$ 10,000
Common stock not issued, shares								6,667	6,667
Subscription Agreement Two [Member]
Share price				$ 1.50
Issued shares of common stock				40,000
Common stock issued for cash				$ 60,000
Common stock not issued, shares								40,000	40,000
Consulting Agreements [Member]
Common stock issued for compensation services			$ 5,000
Issuance shares of restricted common stock	6,000,000	6,000,000
Restricted stock market value	$ 2,280,000
Two Consulting Agreements [Member]
Issued shares of common stock										50,000
Common stock issued for cash										$ 75,000
Common stock issued for compensation services, shares					100,000
Revision of Prior Period, Adjustment [Member]
Preferred stock, shares authorized								10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, par value								$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized								100,000,000	100,000,000	100,000,000	100,000,000
Common stock par value								$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares outstanding								94,572,767	88,572,767	88,512,767	94,572,767
Common stock, shares outstanding									88,572,767
Preferred stock, shares issued								0	0	0	0
Preferred stock, shares outstanding								0	0	0	0
Common stock issued for cash									$ 25,000
Common stock issued for compensation services									$ 58,250
Giv Bux Global Partners Inc [Member]
Issued shares of common stock							78,125,000
Common Stocks [Member]
Common stock, shares authorized								110,000,000	110,000,000		110,000,000
Common stock par value								$ 0.001			$ 0.001
Issued shares of common stock									16,667	266,667
Common stock issued for cash										$ 267
Common stock issued for compensation services, shares								6,000,000	25,000	145,856
Common stock issued for compensation services								$ 6,000	$ 25	$ 146
Common stock issued for settlement of debts, shares										179,144
Common stock issued for settlement of debts										$ 179
Common Stocks [Member] | Two Consulting Agreements [Member]
Issued shares of common stock										50,000
Common stock issued for cash										$ 75,000
Common stock issued for compensation services, shares					200,000
Common Stocks [Member] | Revision of Prior Period, Adjustment [Member]
Issued shares of common stock									16,667
Common stock issued for compensation services, shares									25,000
Common stock issued for compensation services									$ 25
Common Stocks [Member] | Giv Bux Global Partners Inc [Member]
Issued shares of common stock							74,218,050
Preferred Stock [Member]
Preferred stock, shares authorized											110,000,000
Additional Paid-in Capitals [Member] | Revision of Prior Period, Adjustment [Member]
Common stock issued for compensation services									$ 58,250
Series C Preferred Stock [Member]
Preferred stock, par value					$ 0.001
Preferred shares issued upon conversion					1,000,000
Preferred stock, shares issued									0
Preferred stock, shares outstanding									0
Series A Preferred Stock [Member]
Preferred shares issued upon conversion													1,000,000
Preferred stock, shares issued									0
Preferred stock, shares outstanding									0
Series B Preferred Stock [Member]
Preferred shares issued upon conversion								1,000,000	1,000,000				1,000,000
Share price									$ 20			$ 20
Preferred stock, shares issued									0
Preferred stock, shares outstanding									0
Series A B And C Preferred Stock [Member]
Preferred stock, shares issued								0			0
Preferred stock, shares outstanding								0			0
Related Party [Member] | Common Stocks [Member]
Issued shares of common stock										160,000
Investor [Member] | Subscription Arrangements [Member]
Share price				$ 1.50
Issued shares of common stock				40,000
Common stock issued for cash				$ 60,000